Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEET

(In thousands of RMB and USD, except for share, per share and per ADS data)

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
			(Note 3)
ASSETS
Current assets
Cash and cash equivalents	4,406	437,613	63,648
Amounts due from subsidiaries and VIEs	470,552	867,467	126,168
Total current assets	474,958	1,305,080	189,816
TOTAL ASSETS	474,958	1,305,080	189,816
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	5,346	5,767	839
Promissory notes, current portion	—	171,888	25,000
Total current liabilities	5,346	177,655	25,839
Non-current liabilities
Convertible notes	348,992	—	—
Promissory note, non-current portion	162,658	—	—
Derivative liabilities	18,218	63,942	9,300
Investments deficit in subsidiaries and VIEs	212,506	515,590	74,990
TOTAL LIABILITIES	747,720	757,187	110,129
SHAREHOLDERS’ (DEFICIT) EQUITY
Ordinary shares (par value of USD0.00005 per share; 100,000,000 and 1,000,000,000 shares authorized, 100,000,000 and 188,627,228 shares issued and 100,000,000 and 165,038,164 shares outstanding as of December 31, 2017 and 2018, respectively)	34	62	9
Additional paid-in capital	391,099	1,944,325	282,790
Statutory reserve	—	4,595	668
Accumulated other comprehensive income	15,718	68,214	9,921
Accumulated deficit	(679,613)	(1,469,303)	(213,701)
TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY	(272,762)	547,893	79,687
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY	474,958	1,305,080	189,816

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share, per share and per ADS data)

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
				(Note 3)
General and administrative expenses	—	—	8,728	1,270
Total operating expenses	—	—	8,728	1,270
Interest expense	—	5,556	13,218	1,922
Interest income	—	—	2,104	306
Foreign exchange loss	—	—	10,358	1,507
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	—	60,136	124,648	18,129
Equity in loss of subsidiaries and VIEs	127,556	331,621	678,563	98,693
Loss before income taxes	(127,556)	(397,313)	(833,411)	(121,215)
Income tax expenses	—	—	—	—
Net loss	(127,556)	(397,313)	(833,411)	(121,215)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

(In thousands of RMB and USD, except for share, per share and per ADS data)

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
				(Note 3)
Net loss	(127,556)	(397,313)	(833,411)	(121,215)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustments	—	15,718	52,496	7,635
Total comprehensive loss	(127,556)	(381,595)	(780,915)	(113,580)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD)

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
				(Note 3)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(127,556)	(397,313)	(833,411)	(121,215)
Adjustments to reconcile net loss to net cash generated from operating activities:
Equity in loss of subsidiaries and VIEs	127,556	331,621	678,563	98,693
Foreign exchange loss	—	—	10,358	1,507
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	—	60,136	124,648	18,129
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	—	5,556	(5,230)	(761)
Net cash used in operating activities	—	—	(25,072)	(3,647)
CASH FLOWS FROM INVESTING ACTIVITIES
Loan to subsidiaries and VIEs	—	(488,676)	(396,495)	(57,668)
Net cash used in investing activities	—	(488,676)	(396,495)	(57,668)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from IPO (net of IPO expenses)	—	—	811,001	117,956
Proceeds from convertible notes	—	321,206	—	—
Proceeds from promissory note	—	168,180	—	—
Net cash generated from financing activities	—	489,386	811,001	117,956
Effect of exchange rate changes	—	3,696	43,773	6,366
Net increase in cash and cash equivalents, and restricted cash	—	4,406	433,207	63,007
Cash and cash equivalents, and restricted cash at beginning of the year	—	—	4,406	641
Cash and cash equivalents, and restricted cash at end of the year	—	4,406	437,613	63,648
1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries.

2.	INVESTMENT IN SUBSIDIARIES

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries and schools, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s standalone financial statements, its investments in subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of loss from its subsidiaries and VIEs are reported as the single line item of equity in loss of subsidiaries and VIEs.

3.	CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into USD using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from RMB into USD as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2018, or at any other rate.